Note 11 - Other Borrowings - Other Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Other borrowings		$ 12,901	$ 17,038
PPPLF Advances Under the CARES Act [Member]
Maturity range, minimum	[1]	Jan. 28, 2021
Maturity range, maximum	[1]	Jan. 28, 2021
Weighted-average interest rate	[1]	0.00%
Other borrowings	[1]	$ 0	3,951
Minimum [Member]
Stated interest rate
Minimum [Member] | PPPLF Advances Under the CARES Act [Member]
Stated interest rate	[1]	0.35%
Maximum [Member]
Stated interest rate
Maximum [Member] | PPPLF Advances Under the CARES Act [Member]
Stated interest rate	[1]	0.35%
Finance Lease Liabilities [Member]
Maturity range, minimum		Oct. 30, 2034
Maturity range, maximum		Jun. 01, 2040
Weighted-average interest rate		2.63%
Other borrowings		$ 4,653	4,839
Finance Lease Liabilities [Member] | Minimum [Member]
Stated interest rate		1.89%
Finance Lease Liabilities [Member] | Maximum [Member]
Stated interest rate		3.51%
Junior Subordinated Debt [Member]
Maturity range, minimum		Dec. 21, 2037
Maturity range, maximum		Dec. 21, 2037
Weighted-average interest rate		1.84%
Other borrowings		$ 8,248	$ 8,248
Junior Subordinated Debt [Member] | Minimum [Member]
Stated interest rate		1.80%
Junior Subordinated Debt [Member] | Maximum [Member]
Stated interest rate		1.80%

[1]	PPPLF (Paycheck Protection Program Liquidity Facility) borrowings were used to fund PPP loans. This was paid off in 2021. Maturity range and interest rates are as of December 31, 2020.